Other Accounts Receivable And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Accounts Receivable And Prepaid Expenses [Abstract]
Government authorities	$ 11,036	$ 11,238
Advances to suppliers	1,568	4,409
Deferred charges and prepaid expenses	6,554	10,950
Other	3,740	7,608
Other accounts receivable and prepaid expenses	$ 22,898	$ 34,205